STOCK-BASED COMPENSATION (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 09, 2022	Oct. 31, 2017	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Aug. 11, 2022	Dec. 31, 2021	Jul. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate grant date fair value						$ 3,600,000
Investments			$ 1,370,242		$ 5,063,940
Warrants, exercise price			$ 0.20		$ 0.20
Principal amount							$ 10,000,000
Share granted					250,000,000	10,000,000
Expired or forfeited
Compensatory gain			$ 167,855	$ 1,134,170
HWH International, Inc. [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant purchase, additional shares		333,333
Warrants, exercise price		$ 0.15
Principal amount		$ 50,000
Conversion of stock, shares converted	333,333	333,333
HWH International, Inc. [Member] | Convertible Notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Principal amount	$ 78,636	$ 50,000
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Conversion of stock, shares converted					10,000	1,800,000
Members Of Independent Sales Force [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate grant date fair value						$ 1,500,000
Share granted					2,400	4,013,000
Expired or forfeited					1,507,200	2,066,600
Stock Purchase and Share Subscription Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common stock exchanged								50,000,000.0
Stock Purchase and Share Subscription Agreement [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant purchase, additional shares								50,000,000.0
Stock Purchase and Share Subscription Agreement [Member] | Mr Chan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Investments								$ 3,000,000	$ 3,000,000.0
Stock Purchase and Share Subscription Agreement [Member] | Mr Chan [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant purchase, additional shares									10,000,000.0
Number of common stock exchanged									30,000,000.0
Warrants, exercise price									$ 0.20
Number of common stock issued									$ 30,000,000.0
Maximum [Member] | Members Of Independent Sales Force [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, exercise price						$ 0.25
Warrant term						2 years
Minimum [Member] | Members Of Independent Sales Force [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, exercise price						$ 0.01
Warrant term						1 year
Common Stock [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant purchase, additional shares						29,200,000